Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Value Added Tax receivables	$ 17,797	$ 29,477	$ 60,946
Deposit	65,779	65,046	56,251
Others	12,394	1,730	14,044
Other receivables	$ 95,970	$ 96,253	$ 134,112